UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number  811-22668

ETF Series Solutions
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Kristina R. Nelson
ETF Series Solutions
777 East Michigan Street
Milwaukee, WI 53202
 (Name and address of agent for service)

(414) 765-6076
Registrant’s telephone number, including area code

Date of fiscal year end: March 31

Date of reporting period:  December 31, 2018

Item 1. Schedule of Investments.

SerenityShares Impact ETF
Schedule of Investments
December 31, 2018 (Unaudited)

Shares	Security Description	Value
COMMON STOCKS - 99.8%
Basic Materials - 8.3%
246	Balchem Corp.	$19,274
497	CF Industries Holdings, Inc.	21,625
463	Compass Minerals International, Inc.	19,302
646	Ecolab, Inc.	95,188
1,331	Nutrien Ltd.	62,557
677	Rayonier, Inc. (a)	18,746
581	Sociedad Quimica y Minera de Chile SA - ADR	22,252
850	The Mosaic Co.	24,829
1,671	Weyerhaeuser Co. (a)	36,528
		320,301
Communication Services - 12.4%
130	Alphabet, Inc. - Class C (b)	134,629
1,018	Facebook, Inc. - Class A (b)	133,450
1,259	The Walt Disney Co.	138,049
350	TripAdvisor, Inc. (b)	18,879
1,779	Twitter, Inc. (b)	51,129
		476,136
Cyclical Consumer - 9.9%
79	Booking Holdings, Inc. (b)	136,071
419	Etsy, Inc. (b)	19,932
331	Expedia, Inc.	37,287
1,700	Pearson PLC - ADR	20,298
388	Tesla, Inc. (b)	129,127
825	The New York Times Co. - Class A	18,389
763	Veoneer, Inc. (b)	17,984
		379,088
Finance - 3.0%
1,653	Aflac, Inc.	75,311
1,090	The Western Union Co.	18,595
662	Unum Group	19,450
		113,356
Health Care - 16.0%
729	Acadia Healthcare Co., Inc. (b)	18,743
170	Amedisys, Inc. (b)	19,909
2,850	Brookdale Senior Living, Inc. (b)	19,095
68	Chemed Corp.	19,263
1,332	Danaher Corp.	137,356
370	DaVita, Inc. (b)	19,040
303	Encompass Health Corp.	18,695
495	Ensign Group, Inc.	19,201
1,369	Fresenius Medical Care AG & Co. KGaA - ADR	44,342
752	HCA Healthcare, Inc.	93,586
204	LHC Group, Inc. (b)	19,152
559	MEDNAX, Inc. (b)	18,447
342	Neogen Corp. (b)	19,494
1,209	Select Medical Holdings Corp. (b)	18,558
1,071	Tenet Healthcare Corp. (b)	18,357
199	Universal Health Services, Inc. - Class B	23,195
1,058	Zoetis, Inc.	90,501
		616,934

Industrials - 16.7%
810	Advanced Disposal Services, Inc. (b)	19,391
346	AGCO Corp.	19,262
259	Autoliv, Inc.	18,190
714	Chegg, Inc. (b)	20,292
385	Clean Harbors, Inc. (b)	19,000
1,374	Covanta Holding Corp.	18,439
717	Deere & Co.	106,955
443	Donaldson Co., Inc.	19,222
405	Itron, Inc. (b)	19,152
2,092	Johnson Controls International PLC	62,028
204	MSA Safety, Inc.	19,231
504	Pentair PLC	19,041
716	Republic Services, Inc.	51,616
513	Stericycle, Inc. (b)	18,822
368	Tetra Tech, Inc.	19,051
308	US Ecology, Inc.	19,398
586	Waste Connections, Inc.	43,511
949	Waste Management, Inc.	84,452
293	Watts Water Technologies, Inc. - Class A	18,907
396	Xylem, Inc.	26,421
		642,381
Non-Cyclical - 9.8%
172	Bright Horizons Family Solutions, Inc. (b)	19,169
347	Bunge Ltd.	18,544
2,007	CVS Health Corp.	131,499
996	Darling Ingredients, Inc. (b)	19,163
1,165	Hain Celestial Group, Inc. (b)	18,477
1,291	Laureate Education, Inc. - Class A (b)	19,675
797	Sprouts Farmers Market, Inc. (b)	18,737
1,935	Walgreens Boots Alliance, Inc.	132,218
		377,482
Real Estate - 7.0%
1,000	CareTrust REIT, Inc. (a)	18,460
1,107	HCP, Inc. (a)	30,919
445	LTC Properties, Inc. (a)	18,548

245	National Health Investors, Inc. (a)	18,507
535	Omega Healthcare Investors, Inc. (a)	18,805
620	PotlatchDeltic Corp. (a)	19,617
1,127	Sabra Health Care REIT, Inc. (a)	18,573
1,595	Senior Housing Properties Trust (a)	18,693
807	Ventas, Inc. (a)	47,282
852	Welltower, Inc. (a)	59,137
		268,541
Technology - 8.2%
395	2U, Inc. (b)	19,640
390	Alarm.com Holdings, Inc. (b)	20,229
860	Apple, Inc.	135,657
307	Blackbaud, Inc.	19,310
466	Cree, Inc. (b)	19,933
460	First Solar, Inc. (b)	19,529
1,022	Pagseguro Digital Ltd. - Class A (b)	19,142
949	Pluralsight, Inc. - Class A (b)	22,349
540	SolarEdge Technologies, Inc. (b)	18,954
421	Teladoc Health, Inc. (b)	20,869
		315,612
Utilities - 8.5%
284	American States Water Co.	19,039
412	American Water Works Co., Inc.	37,397
557	Aqua America, Inc.	19,044
952	Atlantica Yield PLC	18,659
685	Avangrid, Inc.	34,312
733	Brookfield Renewable Partners LP (c)	18,985
405	California Water Service Group	19,302
2,346	Cia de Saneamento Basico do Estado de Sao Paulo - ADR	18,932
1,127	Clearway Energy, Inc. - Class C	19,441
452	NextEra Energy Partners LP	19,458
362	Ormat Technologies, Inc.	18,933
1,030	Pattern Energy Group, Inc. - Class A	19,179
1,131	PG&E Corp. (b)	26,861
343	SJW Group	19,078
1,747	TerraForm Power, Inc. - Class A	19,601
		328,221
TOTAL COMMON STOCKS (Cost $4,059,629)		3,838,052

SHORT-TERM INVESTMENTS - 0.1%
Money Market Funds - 0.1%
3,251	Invesco Short-Term Investment Trust - Government & Agency Portfolio - Institutional Class, 2.27% (d)	3,251
TOTAL SHORT-TERM INVESTMENTS (Cost $3,251)		3,251
TOTAL INVESTMENTS - 99.9% (Cost $4,062,880)		3,841,303
Other Assets in Excess of Liabilities - 0.1%		3,507
NET ASSETS - 100.0%		$3,844,810

ADR	American Depositary Receipt
PLC	Public Limited Company
(a)	Real Estate Investment Trust
(b)	Non-income producing security.
(c)	Master Limited Partnership
(d)	Annualized seven-day yield as of December 31, 2018.

The Fund’s security classifications are defined by Fund management.

Valuation Measurements (unaudited)
The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

All equity securities, including domestic and foreign common stocks, preferred stocks and exchange-traded funds that are traded on a national securities exchange, except those listed on the Nasdaq Global Market, Nasdaq Global Select Market, and the Nasdaq Capital Market Exchange (collectively “Nasdaq”) are valued at the last reported sale price on the exchange on which the security is principally traded. Securities traded on  Nasdaq will be valued at the  Nasdaq Official Closing Price (“NOCP”). If, on a particular day, an exchange-traded or Nasdaq security does not trade, then the mean between the most recent quoted bid and asked prices will be used. All equity securities that are not traded on a listed exchange are valued at the last sale price in the over-the-counter market. If a non-exchange traded security does not trade on a particular day, then the mean between the last quoted closing bid and asked price will be used.  Prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate, which approximates fair value.

Investments in mutual funds, including money market funds, are valued at their net asset value (“NAV”) per share.

Short-term securities that have maturities of less than 60 days, at the time of purchase, are valued at amortized cost, which, when combined with accrued interest, approximates fair value.

Securities for which quotations are not readily available are valued at their respective fair values in accordance with pricing procedures adopted by the Fund’s Board of Trustees (the “Board”).  When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the pricing procedures adopted by the Board.  The use of fair value pricing by the Fund may cause the NAV of its shares to differ significantly from the NAV that would be calculated without regard to such considerations.

As described above, the Fund utilizes various methods to measure the fair value of their investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuations methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2018:
SerenityShares Impact ETF
Description^	Level 1	Level 2	Level 3	Total
Common Stocks	$ 3,838,052	$ -	$ -	$ 3,838,052
Short-Term Investments	3,251	-	-	3,251
Total Investments in Securities	$ 3,841,303	$ -	$ -	$ 3,841,303
^ See Schedule of Investments for breakout of investments by industry group classification.

For the period ended December 31, 2018, the Fund did not recognize any transfers to or from Level 3.

Item 2. Controls and Procedures.
(a)
The Registrant’s President and Treasurer have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d‑15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.
Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.'

(Registrant)       ETF Series Solutions

By (Signature and Title)     /s/ Kristina R. Nelson
 Kristina R. Nelson, President (Principal Executive Officer)

Date          2/27/2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*      /s/ Kristina R. Nelson
Kristina R. Nelson, President (Principal Executive Officer)

Date          2/27/2019

By (Signature and Title)*      /s/ Kristen M. Weitzel
Kristen M. Weitzel, Treasurer (Principal Financial Officer)

Date          2/27/2019

* Print the name and title of each signing officer under his or her signature.